Note 06 - Disaggregation of revenues by product type and business segment - based on IFRS 15 (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major type of services: [Abstract]
Commissions for administration	€ 550	€ 515	€ 520
Commissions for assets under management	4,242	3,907	4,024
Commissions for other securities	491	499	559
Underwriting and advisory fees	1,764	1,156	1,368
Brokerage fees	1,440	1,282	1,501
Commissions for local payments	1,464	1,484	1,497
Commissions for foreign commercial business	502	497	556
Commissions for foreign currency/exchange business	10	10	19
Commissions for loan processing and guarantees	1,334	1,207	1,213
Intermediary fees	444	405	562
Fees for sundry other customer services	949	695	695
Total commission and fee income	13,190	11,657	12,512
Gross expense	2,818	2,452	2,675
Net commissions and fee income	10,372	9,206	9,838
Corporate Bank [Member]
Major type of services: [Abstract]
Commissions for administration	215	204	218
Commissions for assets under management	20	18	18
Commissions for other securities	451	461	512
Underwriting and advisory fees	53	43	35
Brokerage fees	21	19	19
Commissions for local payments	550	488	479
Commissions for foreign commercial business	483	475	466
Commissions for foreign currency/exchange business	6	6	15
Commissions for loan processing and guarantees	697	646	618
Intermediary fees	30	28	23
Fees for sundry other customer services	320	248	282
Total commission and fee income	2,848	2,635	2,684
Investment Bank [Member]
Major type of services: [Abstract]
Commissions for administration	54	55	33
Commissions for assets under management	0	0	1
Commissions for other securities	0	0	0
Underwriting and advisory fees	1,640	1,093	1,373
Brokerage fees	327	280	253
Commissions for local payments	13	0	3
Commissions for foreign commercial business	32	27	33
Commissions for foreign currency/exchange business	0	0	0
Commissions for loan processing and guarantees	365	329	298
Intermediary fees	1	3	2
Fees for sundry other customer services	419	290	277
Total commission and fee income	2,852	2,078	2,273
Private Bank [Member]
Major type of services: [Abstract]
Commissions for administration	265	247	254
Commissions for assets under management	416	362	363
Commissions for other securities	38	37	47
Underwriting and advisory fees	6	16	12
Brokerage fees	1,052	971	1,164
Commissions for local payments	909	995	1,006
Commissions for foreign commercial business	20	22	62
Commissions for foreign currency/exchange business	4	4	5
Commissions for loan processing and guarantees	270	230	292
Intermediary fees	402	364	523
Fees for sundry other customer services	87	41	10
Total commission and fee income	3,470	3,288	3,739
Asset Management [Member]
Major type of services: [Abstract]
Commissions for administration	16	11	17
Commissions for assets under management	3,805	3,527	3,642
Commissions for other securities	1	1	0
Underwriting and advisory fees	0	0	0
Brokerage fees	39	33	65
Commissions for local payments	0	0	0
Commissions for foreign commercial business	0	0	0
Commissions for foreign currency/exchange business	0	0	0
Commissions for loan processing and guarantees	0	0	0
Intermediary fees	0	0	0
Fees for sundry other customer services	117	117	122
Total commission and fee income	3,978	3,689	3,847
Corporate & Other [Member]
Major type of services: [Abstract]
Commissions for administration	0	(2)	3
Commissions for assets under management	0	0	0
Commissions for other securities	0	1	0
Underwriting and advisory fees	66	4	52
Brokerage fees	1	(20)	1
Commissions for local payments	(9)	1	8
Commissions for foreign commercial business	(34)	(27)	5
Commissions for foreign currency/exchange business	0	0	0
Commissions for loan processing and guarantees	1	1	5
Intermediary fees	11	10	13
Fees for sundry other customer services	6	0	4
Total commission and fee income	€ 42	€ (33)	€ 30